Property and Equipment (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Beginning balance	$ 322,049	$ 100,592	$ 43,825
Addition	137,426	221,457	56,767
Ending balance	459,475	322,049	100,592
Computer software and equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	101,129	56,763	39,604
Addition	16,048	44,366	17,159
Ending balance	117,177	101,129	56,763
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	9,371	6,218	4,221
Addition	1,693	3,153	1,997
Ending balance	11,064	9,371	6,218
Satellite Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	91,360	37,611
Addition	13,771	53,749	37,611
Ending balance	105,131	91,360	37,611
Ground Station Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	92,701
Addition	92,701	92,701
Ending balance	185,402	92,701
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	21,980
Addition	8,496	21,980
Ending balance	30,476	21,980
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	5,508
Addition	4,717	5,508
Ending balance	$ 10,225	$ 5,508